Provisions (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of other provisions [line items]
Provisions	£ 1,681	£ 1,664
Customer redress
Disclosure of other provisions [line items]
Provisions	623	543
Legal, competition and regulatory matters
Disclosure of other provisions [line items]
Provisions	44	79
Redundancy and restructuring
Disclosure of other provisions [line items]
Provisions	168	190
Undrawn contractually committed facilities and guarantees
Disclosure of other provisions [line items]
Provisions	433	416
Onerous contracts
Disclosure of other provisions [line items]
Provisions	28	41
Sundry provisions
Disclosure of other provisions [line items]
Provisions	£ 385	£ 395